Revenue from contracts with customers	6 Months Ended
Dec. 31, 2024
Revenue from contracts with customers
Revenue from contracts with customers

6Revenue from contracts with customers

6.1Disaggregation of revenue from contracts with customers

The principal activity of the Group is the operation of men’s and women’s professional football clubs. All of the activities of the Group support the operation of the football clubs and the success of the men’s first team in particular is critical to the on-going development of the Group. Consequently, the chief operating decision maker (being the Board and executive officers of Manchester United plc) regards the Group as operating in one material segment, being the operation of professional football clubs.

All non-current assets, other than US deferred tax assets, are held within the United Kingdom. All revenue derives from the Group’s principal activity in the United Kingdom. Revenue can be analysed into its three main components as follows:

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Sponsorship	42,949	39,156	94,709	95,322
Retail, merchandising, apparel & product licensing	42,129	32,606	75,647	66,821
Commercial	85,078	71,762	170,356	162,143
Domestic competitions	49,700	59,734	76,780	89,678
European competitions	10,802	45,177	12,773	52,692
Other	1,160	1,529	3,369	3,417
Broadcasting	61,662	106,440	92,922	145,787
Matchday	51,960	47,554	78,487	74,922
	198,700	225,756	341,765	382,852

6Revenue from contracts with customers (continued)

6.2Assets and liabilities related to contracts with customers

Details of movements on assets related to contracts with customers are as follows:

Current
contract assets
– accrued
revenue
£’000
At 1 July 2023	43,332
Recognized in revenue during the period	105,882
Cash received/amounts invoiced during the period	(87,395)
At 31 December 2023	61,819
Recognized in revenue during the period	38,994
Cash received/amounts invoiced during the period	(61,035)
At 30 June 2024	39,778
Recognized in revenue during the period	94,657
Cash received/amounts invoiced during the period	(74,588)
At 31 December 2024	59,847

A contract asset (accrued revenue) is recognized if commercial, broadcasting or Matchday revenue performance obligations are satisfied prior to unconditional consideration being due under the contract.

Details of movements on liabilities related to contracts with customers are as follows:

	Current	Non-current
	contract	contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred	deferred	deferred
	revenue	revenue	revenue
	£’000	£’000	£’000
At 1 July 2023	(169,624)	(6,659)	(176,283)
Recognized in revenue during the period	134,384	—	134,384
Cash received/amounts invoiced during the period	(115,803)	—	(115,803)
Reclassified to non-current during the period	1,400	(1,400)	—
At 31 December 2023	(149,643)	(8,059)	(157,702)
Recognized in revenue during the period	126,256	—	126,256
Cash received/amounts invoiced during the period	(172,529)	—	(172,529)
Reclassified to current during the period	(2,712)	2,712	—
At 30 June 2024	(198,628)	(5,347)	(203,975)
Recognized in revenue during the period	146,080	—	146,080
Cash received/amounts invoiced during the period	(111,975)	—	(111,975)
Reclassified to current during the period	(1,201)	1,201	—
At 31 December 2024	(165,724)	(4,146)	(169,870)

Commercial, broadcasting and Matchday consideration which is received in advance of the performance obligation being satisfied is treated as a contract liability (deferred revenue). The deferred revenue is then recognized as revenue when the performance obligation is satisfied. The Group receives substantial amounts of deferred revenue prior to the previous financial year end which is then recognized as revenue throughout the current year and, where applicable, future financial years.